UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23914

XD Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Cogency Global Inc.
850 New Burton Road, Suite 201, Dover, DE 19904
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	3/31/25

Item 1. Reports to Stockholders.

(a)

XD Treasury Money Market Fund

Institutional Class Shares (IXDXX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about XD Treasury Money Market Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.xdfundadvisor.com/#/marketFund. You can also request this information by contacting us at 1-833-993-9200.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$13	0.26%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,585,577
Number of Portfolio Holdings	16
Advisory Fee	$0

Maturity Weightings (% of net assets)

Value	Value
1 - 30 days	56.0
61 - 90 days	28.1
31 - 60 days	18.5

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	100.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Additional information is available on the Fund's website (https://www.xdfundadvisor.com/#/marketFund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

XD Treasury Money Market Fund - Institutional (IXDXX)

TSR-SAR 033125-IXDXX

XD Treasury Money Market Fund

Investor Class Shares (VXDXX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about XD Treasury Money Market Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.xdfundadvisor.com/#/marketFund. You can also request this information by contacting us at 1-833-993-9200.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$26	0.51%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$1,585,577
Number of Portfolio Holdings	16
Advisory Fee	$0

Maturity Weightings (% of net assets)

Value	Value
1 - 30 days	56.0
61 - 90 days	28.1
31 - 60 days	18.5

Asset Weighting (% of total investments)

Value	Value
U.S. Government & Agencies	100.0%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Additional information is available on the Fund's website (https://www.xdfundadvisor.com/#/marketFund), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

XD Treasury Money Market Fund - Investor (VXDXX)

TSR-SAR 033125-VXDXX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	Rule 17j-1(c)(1)(i) of the 1940 Act exempts money market funds from the requirement to adopt a Code of Ethics. The Fund, pursuant to this Rule, has not adopted a Code of Ethics.

(b)	Not applicable

(c)	Not applicable

(d)	Not applicable

(e)	Not applicable

(f)	Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Schedule of investments in securities of unaffiliated issuers is included under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

XD Treasury Money Market Fund

Semi-Annual Financial Statements
& Additional Information

March 31, 2025

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS

Portfolio of Investments	Page 1
Statement of Assets and Liabilities	Page 2
Statement of Operations	Page 3
Statement of Changes in Net Assets	Page 4
Financial Highlights	Page 5
Notes to Financial Statements	Page 7
Additional Information	Page 11

XD Treasury Money Market Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Yield Rate (%)	Maturity Date	Fair Value
	SHORT-TERM INVESTMENTS - 102.6%
	U.S. TREASURY SECURITIES - 102.6%
85,000	U.S. Treasury Bill	—	4/1/2025	$85,000
100,000	U.S. Treasury Bill	4.23	4/3/2025	99,976
60,000	U.S. Treasury Bill	4.24	4/8/2025	59,950
100,000	U.S. Treasury Bill	4.24	4/10/2025	99,894
180,000	U.S. Treasury Bill	4.25	4/15/2025	179,705
150,000	U.S. Treasury Bill	4.25	4/22/2025	149,628
150,000	U.S. Treasury Bill	4.24	4/24/2025	149,596
65,000	U.S. Treasury Bill	4.24	4/29/2025	64,786
80,000	U.S. Treasury Bill	4.23	5/6/2025	79,672
65,000	U.S. Treasury Bill	4.22	5/20/2025	64,628
150,000	U.S. Treasury Bill	4.23	5/27/2025	149,023
90,000	U.S. Treasury Bill	4.19	6/3/2025	89,338
150,000	U.S. Treasury Bill	4.19	6/12/2025	148,741
70,000	U.S. Treasury Bill	4.19	6/20/2025	69,349
30,000	U.S. Treasury Bill	4.19	6/24/2025	29,706
110,000	U.S. Treasury Bill	4.19	7/22/2025	108,567

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,627,559)			1,627,559

	TOTAL INVESTMENTS - 102.6% (Cost - $1,627,559)			$1,627,559
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (2.6)%			(41,982)
	NET ASSETS - 100.0%			$1,585,577

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2025

ASSETS
Investment securities, at value (Cost $1,627,559)	$1,627,559
Cash	14,295
Receivable due from Advisor (Note 3)	2,604
Interest receivable	53
Prepaid expenses	15,718
TOTAL ASSETS	1,660,229

LIABILITIES
Offering costs payable (Note 3)	38,950
Audit and tax fees payable	12,981
Administration fees payable	14,137
Transfer agency fees payable	5,568
Custody fees payable	1,334
Professional fees payable	1,682
TOTAL LIABILITIES	74,652
NET ASSETS	$1,585,577

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$1,585,580
Accumulated deficit	(3)
NET ASSETS	$1,585,577

Net Asset Value Per Share:
Institutional Class Shares
Net Assets	$1,573,045

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	1,573,047

Net asset value	$1.00

Investor Class Shares
Net Assets	$12,532

Shares of beneficial interest outstanding (no par value, unlimited shares authorized)	12,533

Net asset value	$1.00

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2025

INVESTMENT INCOME
Interest	$44,963

EXPENSES
Investment advisory fees (Note 3)	1,878
Transfer agent fees	31,683
Registration fees	11,819
Administrative services fees	47,697
Professional fees	39,540
Printing and postage expenses	4,439
Offering costs (Note 3)	14,687
Trustees fees and expenses	15,341
Insurance fees	5,122
Audit and tax fees	8,481
Custodian fees	4,207
Other expenses	622
TOTAL EXPENSES	185,516

Less: Fees waived/reimbursed by the Adviser (Note 3)	(183,056)
NET EXPENSES	2,460
NET INVESTMENT INCOME	42,503

NET REALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(3)

NET REALIZED LOSS ON ON INVESTMENTS	(3)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,500

See accompanying notes to financial statements.

XD Treasury Money Market Fund
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	February 12, 2024
	March 31, 2025	(Commencement of Operations)
	(Unaudited)	through September 30, 2024
OPERATIONS
Net investment income	$42,503	$60,477
Net realized loss from investments	(3)	—
Net increase in net assets resulting from operations	42,500	60,477

DISTRIBUTIONS
Distributions to shareholders
Institutional Class Shares	(42,202)	(60,066)
Investor Class Shares	(301)	(411)
From distributions to shareholders	(42,503)	(60,477)

FUND SHARE TRANSACTIONS
Proceeds from shares sold:
Institutional Class Shares	—	1,890,002
Investor Class Shares	—	14,821
Net asset value of shares issued in reinvestment of distributions:
Institutional Class Shares	42,202	60,066
Investor Class Shares	301	411
Payments for shares redeemed:
Institutional Class Shares	(499,223)	(20,000)
Investor Class Shares	(3,000)	—
Net increase/(decrease) in net assets from shares of beneficial interest	(459,720)	1,945,300

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(459,723)	1,945,300

NET ASSETS
Beginning of period	2,045,300	100,000
End of period	$1,585,577	$2,045,300

SHARE ACTIVITY
Institutional Class Shares:
Beginning of period	2,030,068	100,000
Shares sold	—	1,890,002
Shares reinvested	42,202	60,066
Shares redeemed	(499,223)	(20,000)
End of period	1,573,047	2,030,068

Investor Class Shares:
Beginning of period	15,232	—
Shares sold	—	14,821
Shares reinvested	301	411
Shares Redeemed	(3,000)	—
End of period	12,533	15,232

See accompanying notes to financial statements.

XD Treasury Money Market Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period.

	Institutional Class Shares
	Six Months Ended		February 12, 2024
	March 31, 2025		(Commencement of Operations)
	(Unaudited)		through September 30, 2024
Net asset value, beginning of period	$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.02		0.03
Net realized loss on investments	(0.00	) (e)	—
Total from investment operations	0.02		0.03
Distribution to Shareholders from:
Net investment income	(0.02)		(0.03)
Total distributions	(0.02)		(0.03)
Net asset value, end of period	$1.00		$1.00
Total return (b)	2.27%		3.45%
Net assets, end of period (000s)	$1,573		$2,030
Ratio of gross expenses to average net assets (c)	19.75%		40.43%
Ratio of net expenses to average net assets (c)	0.26%		0.10	% (d)
Ratio of net investment income to average net assets (c)	4.53%		5.36%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(c)	Annualized, with the exception of non-recurring organizational costs.

(d)	During the period end September 30, 2024, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.26%.

(e)	Amount represents less than $(0.005).

See accompanying notes to financial statements.

XD Treasury Money Market Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period.

	Investor Class Shares
	Six Months Ended		February 12, 2024
	March 31, 2025		(Commencement of Operations)
	(Unaudited)		through September 30, 2024
Net asset value, beginning of period	$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.02		0.03
Net realized loss on investments	(0.00	) (e)	—
Total from investment operations	0.02		0.03
Distribution to Shareholders from:
Net investment income	(0.02)		(0.03)
Total distributions	(0.02)		(0.03)
Net asset value, end of period	$1.00		$1.00
Total return (b)	2.15%		3.28%
Net assets, end of period (000s)	$13		$15
Ratio of gross expenses to average net assets (c)	19.79%		47.96%
Ratio of net expenses to average net assets (c)	0.51%		0.37	% (d)
Ratio of net investment income to average net assets (c)	4.28%		5.11%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical and assume changes in share price and reinvestment of dividends, if any. Total returns for periods of less than one year are not annualized.

(c)	Annualized, with the exception of non-recurring organizational costs.

(d)	During the period end September 30, 2024, the Advisor voluntarily waived a portion of the advisory fee. Without this waiver, the net expense ratio would have been 0.51%.

(e)	Amount represents less than $(0.005).

See accompanying notes to financial statements.

XD Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2025

1.	ORGANIZATION

XD Treasury Money Market Fund (the “Fund”) is a diversified series of shares of beneficial interest of the XD Fund Trust (the “Trust”), a statutory trust established under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated October 4, 2023, as subsequently amended and restated on October 18, 2023 (the “Declaration of Trust”), and operates as a Government Money Market Fund, as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). XD Fund Advisor LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund’s investment objective is to provide income consistent with preservation of capital and liquidity. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash.

The Fund commenced investment operations on February 12, 2024. The Fund offers three classes of Shares: Institutional, Investor, and Select. None of the share classes incur a sales charge but have different expenses specific to that class, including shareholder servicing and 12b-1 fees, which affect their performance. As of March 31, 2025, only Institutional and Investor shares are available for purchase. Each share of the Fund represents an undivided, proportionate interest in the Fund. All income, expenses (other than class-specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. All shares of the Fund have equal voting rights and liquidation rights. In addition, there are differences among the classes of shares with respect to the minimum investment required.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”) . The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments - The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Adviser acts as the CDOM. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – The Adviser attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Trust’s Board of Trustees (the “Board”) may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 pm (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open.

The Board has designated the Adviser as the Fund’s “valuation designee” pursuant to Rule 2a-5 under the 1940 Act. Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed.

XD Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Investments that trade frequently, for which pricing quotations in active markets are easily accessible.

Level 2 – Investments lacking easily recognizable market data, but where certain other observable data points exist such as market quotes for similar investments, and other observable market conditions such as interest rates, yield curves, default rates, etc.

Level 3 – Investments where there is virtually no market data available, with no observable market data points or inputs. Fair value may be derived from professional judgments and assumptions in the form of an analysis that considers relevant factors and criteria determined in good faith, using a methodology such as liquidation basis, present value of cash flows, income approach, etc. or an independent third-party appraisal.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2025 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$1,627,559	$—	$1,627,559
Total Assets	$—	$1,627,559	$—	$1,627,559

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 3 securities during the period ended March 31, 2025.

Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon price and time. Repurchase agreements entered into by the Fund will be fully collateralized by cash or securities issued by the U.S. Government at all times. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. Repurchase agreements are subject to credit risks of the counterparty in case of default. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

As of March 31, 2025, the Fund did not hold any repurchase agreements.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income, if any, is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by the identified cost method.

Dividends and Distributions to Shareholders – Dividends from net investment income are accrued daily and distributed as of the last business day of each month. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Federal Income Taxes – The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) . The Fund intends to qualify annually as RIC under Subchapter M of the Code. As a RIC, the Fund generally will not have to pay Fund-level federal income taxes on any ordinary income or capital gains that the Fund distributes to shareholders from earnings and profits.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year ended September 30, 2024.

XD Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2025

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Investment Advisory – Pursuant to the Investment Advisory Agreement, dated February 9, 2024 (the “Advisory Agreement”) between the Adviser and the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the Fund, manages the investment operations of the Fund and the composition of the Fund’s portfolio, including the purchase, retention and disposition of securities. The Fund pays the Adviser an investment advisory fee equal to 0.20% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Fund incurred $1,878 in advisory fees for the period ended March 31, 2025.

Expense Limitation and Reimbursement Agreement – The Adviser has agreed to waive its fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage expenses, dividend expenses on securities sold short and interest expenses on short sales, taxes, and extraordinary expenses) paid by the Fund’s Institutional Class and Investor Class will not exceed 0.26% and 0.51%, respectively. For a period not to exceed three (3) years from the date on which a waiver or reimbursement in excess of the expense limitation is made by the Adviser, the Fund will carry forward, and may repay the Adviser such waiver or reimbursement; provided, however, that such repayments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense limitation in effect at the time of the waiver or (ii) the expense limitation in effect at the time of the repayment. This waiver may not be terminated by the Adviser prior to January 31, 2026 without the approval of the Board. For the period ended March 31, 2025, the Adviser waived fees/reimbursed expenses in the amount of $183,056 pursuant to this agreement. Cumulative waivers and expense reimbursements are subject to the aforementioned reimbursements and will expire on the following dates:

September 30, 2027	$479,770
March 31, 2028	$183,056

Offering costs include insurance fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin. These offering costs were advanced by the Adviser and the Adviser has agreed to reimburse the Fund for these expenses, subject to potential recovery as described above. The total amount of the offering costs expensed by the Fund for the six months ended March 31, 2025, was $14,687.

Distribution and Servicing Fees – The Trust has adopted a Shareholder Services Plan that allows each class of the Fund to pay shareholder services fees. The Institutional Class and Investor Class shares are permitted to pay annual shareholder services fees of up to 0.16%, respectively. The Trust has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act, applicable to its Investor Class shares, which permits the Fund to pay for certain distribution and promotion activities related to marketing their shares at an annual rate of up to 0.25%.

As of March 31, 2025, the Fund has not accrued or paid shareholder services fees or 12b-1 fees.

Service Providers – Ultimus Fund Solutions, LLC (“UFS”) serves as Administrator, Fund Accountant and Transfer Agent and is an affiliate of the Fund’s distributor, Ultimus Fund Distributors, LLC (the “Distributor”). Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. Additionally, Blu Giant, LLC (“Blu Giant”) is an affiliate of UFS and the Distributor, providing EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

U.S. Bank, N.A., serves as the Custodian for the Fund’s investments.

XD Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2025

PINE Advisors LLC (“PINE”) provides treasury services to the Fund pursuant to a service agreement. In consideration for these services and as disclosed in the Statement of Operations (within professional fees), PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses.

Compliance4, LLC (“Compliance4”) provides chief compliance officer services to the Fund pursuant to a service agreement. In consideration for these services and as disclosed in the Statement of Operations (within professional fees), Compliance4 is paid a monthly fee out of the assets of the Fund. The Fund also reimburses Compliance4 for certain out-of-pocket expenses.

4.	TAX BASIS INFORMATION

The tax character of distributions paid may differ from the character of distributions shown for U.S. GAAP purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized depreciation at March 31, 2025, were as follows:

Cost for Federal Tax purposes	$1,627,559

Unrealized Appreciation	$—
Unrealized Depreciation	—
Tax Net Unrealized Appreciation	$—

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended September 30, 2024, was as follows:

Fiscal Period Ended September 30, 2024
Ordinary Income	$60,477
Long-Term Capital Gain	—
Return of Capital	—
$60,477

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of March 31, 2025, the Adviser held 99.9% of the voting securities of the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

XD Treasury Money Market Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2025

Changes in and Disagreements with Accountants

None.

Proxy Disclosures

None.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

None.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) XD Fund Trust

By (Signature and Title)

/s/ Sreevatsan Rajagopalan
Sreevatsan Rajagopalan, Principal Executive Officer/President

Date	6/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Sreevatsan Rajagopalan
Sreevatsan Rajagopalan, Principal Executive Officer/President

Date	6/6/25

By (Signature and Title)

/s/ Madeline Arment
Madeline Arment, Principal Financial Officer/Treasurer

Date	6/6/25